Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2021
Registrant Name	SCHWAB CAPITAL TRUST
Entity Central Index Key	0000904333
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 28, 2021
Document Effective Date	Jul. 28, 2021
Prospectus Date	Jul. 28, 2021
Schwab Target 2010 Index Fund | Schwab Target 2010 Index Fund
Prospectus:
Trading Symbol	SWYAX
Schwab Target 2015 Index Fund | Schwab Target 2015 Index Fund
Prospectus:
Trading Symbol	SWYBX
Schwab Target 2020 Index Fund | Schwab Target 2020 Index Fund
Prospectus:
Trading Symbol	SWYLX
Schwab Target 2025 Index Fund | Schwab Target 2025 Index Fund
Prospectus:
Trading Symbol	SWYDX
Schwab Target 2030 Index Fund | Schwab Target 2030 Index Fund
Prospectus:
Trading Symbol	SWYEX
Schwab Target 2035 Index Fund | Schwab Target 2035 Index Fund
Prospectus:
Trading Symbol	SWYFX
Schwab Target 2040 Index Fund | Schwab Target 2040 Index Fund
Prospectus:
Trading Symbol	SWYGX
Schwab Target 2045 Index Fund | Schwab Target 2045 Index Fund
Prospectus:
Trading Symbol	SWYHX
Schwab Target 2050 Index Fund | Schwab Target 2050 Index Fund
Prospectus:
Trading Symbol	SWYMX
Schwab Target 2055 Index Fund | Schwab Target 2055 Index Fund
Prospectus:
Trading Symbol	SWYJX
Schwab Target 2060 Index Fund | Schwab Target 2060 Index Fund
Prospectus:
Trading Symbol	SWYNX
Schwab Target 2065 Index Fund | Schwab Target 2065 Index Fund
Prospectus:
Trading Symbol	SWYOX